LEASE LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liabilities
Leases	R$ 2,044,694	R$ 1,916,636
Present value adjustment - Leases	(1,310,933)	(1,222,790)
Leases	733,761	693,846	R$ 611,551
Current	137,638	177,010
Non-current	R$ 596,123	R$ 516,836